Revenues - Schedule of Revenue Disaggregated by Type of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,682		$ 6,593
Launch service
Disaggregation of Revenue [Line Items]
Total revenues	1,988	$ 0	5,899	$ 0
Space Products
Disaggregation of Revenue [Line Items]
Total revenues	$ 694	$ 0	$ 694	$ 0